Consolidated Statements of Changes in Shareholder's Equity - USD ($)	Total	Ordinary shares	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive Income (loss)
Balance at Dec. 31, 2015	$ (1,915,996)	$ 1	$ 8,250,505	$ (10,076,673)	$ (89,829)
Balance, shares at Dec. 31, 2015		1
Capital contribution from C Media	1,786,964		1,786,964
Net loss	(13,049,031)			(13,049,031)
Foreign currency translation adjustment	387,375				387,375
Balance at Dec. 31, 2016	(12,790,688)	$ 1	10,037,469	(23,125,704)	297,546
Balance, shares at Dec. 31, 2016		1
Capital contribution from C Media	31,782,216		31,782,216
Net loss	(6,810,454)			(6,810,454)
Foreign currency translation adjustment	90,671				90,671
Balance at Dec. 31, 2017	$ 12,271,745	$ 1	$ 41,819,685	$ (29,936,158)	$ 388,217
Balance, shares at Dec. 31, 2017		1